Significant accounting policies - Summary of The Estimated Useful Lives and Depreciation Method (Detail) - Internally Developed Software [Member]	12 Months Ended
Dec. 31, 2021
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	5 years
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life in years	3 years